Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member] The 401(k) Plan [Member]	Common Stock [Member] The 2013 Stock Incentive Plan [Member]	Common Stock [Member] The 2008 Stock Option Plan [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] The 401(k) Plan [Member]	Additional Paid-in Capital [Member] The 2013 Stock Incentive Plan [Member]	Additional Paid-in Capital [Member] The 2008 Stock Option Plan [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member] The 401(k) Plan [Member]	Treasury Stock [Member] The 2013 Stock Incentive Plan [Member]	Treasury Stock [Member] The 2008 Stock Option Plan [Member]	Treasury Stock [Member]	Unallocated Common Stock Held by Benefit Plans[Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	The 401(k) Plan [Member]	The 2008 Stock Option Plan [Member]	Total
Balance at Dec. 31, 2013				$ 28,000				$ 13,651,000				$ (4,279,000)	$ (656,000)	$ (18,000)	$ 8,260,000			$ 16,986,000
Balance, shares (in Shares) at Dec. 31, 2013				1,895,698
Common stock allocated by ESOP								59,000					81,000					140,000
Treasury stock purchased												(760,000)						(760,000)
Treasury stock purchased, shares (in Shares)				(90,050)
Reissuance of treasury stock, value					$ 26,000	$ (28,000)			$ 38,000	$ 28,000						$ 64,000
Reissuance of treasury stock, shares (in Shares)	7,446	5,476
Stock based compensation expense								132,000										132,000
Release of vested shares								(26,000)					26,000
Cash dividends declared															(211,000)			(211,000)
Net income															1,242,000			1,242,000
Other comprehensive income (loss), net														(18,000)				(18,000)
Balance at Dec. 31, 2014				$ 28,000				13,814,000				(4,973,000)	(549,000)	(36,000)	9,291,000			$ 17,575,000
Balance, shares (in Shares) at Dec. 31, 2014				1,818,570														1,818,570
Common stock allocated by ESOP								91,000					68,000					$ 159,000
Treasury stock purchased												(10,000)						(10,000)
Treasury stock purchased, shares (in Shares)				(1,056)
Reissuance of treasury stock, value					$ 28,000	$ (28,000)	$ (3,000)		$ 26,000	$ 28,000	$ 70,000					$ 54,000	$ 67,000
Reissuance of treasury stock, shares (in Shares)	5,051	5,476	13,434
Stock based compensation expense								135,000										135,000
Release of vested shares								(24,000)					24,000
Cash dividends declared															(239,000)			(239,000)
Net income															1,271,000			1,271,000
Other comprehensive income (loss), net														24,000				24,000
Balance at Dec. 31, 2015				$ 28,000				$ 14,013,000				$ (4,859,000)	$ (457,000)	$ (12,000)	$ 10,323,000			$ 19,036,000
Balance, shares (in Shares) at Dec. 31, 2015				1,841,475														1,841,475